Capital Stock (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2012
Capital Stock (Textual)
Common stock, shares authorized	100,000,000	100,000,000
Voting rights, description	Voting rights are not cumulative and, therefore, the holders of more than 50% of the common stock could, if they choose to do so, elect all of the directors of the Company.
Common stock issue	5,500,000
Fair value of common stock	$ 2,200,000
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, par value	$ 0.001	$ 0.001
2019 Activity [Member]
Capital Stock (Textual)
Common stock issue			130,000
Fair value of common stock			$ 52,000
2019 Activity [Member] | Clifton [Member]
Capital Stock (Textual)
Common stock per share		$ 0.40
Common stock issue		5,500,000
Fair value of common stock		$ 2,200,000
2019 Activity [Member] | HH [Member]
Capital Stock (Textual)
Common stock issue		250,000
Fair value of common stock		$ 100,000
2020 Activity [Member]
Capital Stock (Textual)
Transaction common stock, description	The Company commenced a private placement offering of its common stock on June 22, 2020. One new shareholder purchased 200,000 shares at a price of $1.00 per share and a total of $200,000 was raised through this offering. The offering did not include warrants.